Non-Controlling Interest (Tables)	12 Months Ended
Mar. 31, 2019
Non Controlling Interest [Abstract]
Schedule of non-controlling interest

	PGL	SalvaRx	IOX	Saugatuck	Total
	in 000's$	in 000's$	in 000's$	in 000's$	in 000's$
Balance as of April 1, 2018	$-	$-	$-	$-	$-
Acquisition date fair values of non-controlling interests in subsidiaries	-	-	38,826	90	38,916
Fair value:
SalvaRx warrants vested upon acquisition	-	2,451	-	-	2,451
Vested portion of IOX stock options	-	-	7,364	-	7,364
Stock based compensation expense	-	-	1,111	-	1,111
Net loss attributable to non-controlling interest	(31)	-	(925)	(3)	(959)
Non-controlling interest at March 31, 2019	$(31)	$2,451	$46,376	$87	$48,883